SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Marketable securities	$ 0	$ 7,611,000
US Government [Member]
Marketable securities	0	501,000
Fair Value, Inputs, Level 2 [Member]
Marketable securities	0	7,611,000
Fair Value, Inputs, Level 2 [Member] | US Government [Member]
Marketable securities	0	501,000
Fair Value, Inputs, Level 3 [Member]
Marketable securities	0	0
Fair Value, Inputs, Level 3 [Member] | US Government [Member]
Marketable securities	0	0
Fair Value, Inputs, Level 1 [Member]
Marketable securities	0	0
Fair Value, Inputs, Level 1 [Member] | US Government [Member]
Marketable securities	0	0
Commercial Paper [Member]
Marketable securities	0	4,654,000
Commercial Paper [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable securities	0	4,654,000
Commercial Paper [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable securities	0	0
Commercial Paper [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable securities	0	0
Asset-backed securitie [Member]
Marketable securities	0	974,000
Asset-backed securitie [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable securities	0	0
Asset Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable securities	0	974,000
Asset-backed securities [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable securities	0	0
Corporate debt [Member]
Marketable securities	0	1,482,000
Corporate debt [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable securities	0	1,482,000
Corporate debt [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable securities	0	0
Corporate debt [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable securities	$ 0	$ 0